Cover	Jun. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Entity File Number	001-06403
Entity Registrant Name	Winnebago Industries, Inc.
Entity Central Index Key	0000107687
Entity Tax Identification Number	42-0802678
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	P.O. Box 152,
Entity Address, City or Town	Forest City,
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50436
City Area Code	641
Local Phone Number	585-3535
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	WGO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false